Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel expenses
Salaries, fees and short-term benefits	$ 4,856	$ 3,957	$ 4,170
Share-based payments	136	196	288
Employee benefits expense	4,992	4,153	4,458
Amortization	2,647	2,307	2,170
Research and development	2,920	2,870	2,101
Manufacturing	70	160	261
Inventory material costs	16,016	8,400	7,051
Write-down (recovery) of inventory	458	(203)	277
Medical affairs	46	65	27
Administration	1,164	962	554
Selling and logistics	6,199	4,727	4,961
Professional fees	1,232	1,203	688
Expenses by nature	$ 35,744	$ 24,644	$ 22,548